Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Jun. 30, 2016	Nov. 20, 2015	Jun. 30, 2015	Aug. 29, 2014	Jun. 30, 2014
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-5E
International Growth and Income Fund Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-6
Account Value	$ 14,707		$ 13,229		$ 11,448		$ 14,126			$ 10,204	$ 10,764	$ 10,479	$ 9,836			$ 8,323		$ 9,282		$ 10,000
International Growth and Income Fund Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-5
Account Value	$ 14,645		13,182		11,412		14,083			10,174	10,738	10,462	9,825			8,317		9,282		10,000
International Growth and Income Fund Class R-5E
Account Value [Line Items]
Account Value	$ 16,811		15,143		13,125		16,220			11,733	12,397	12,087	11,363			9,632	$ 10,000
International Growth and Income Fund Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-4
Account Value	$ 14,202		12,822		11,134		13,785			9,991	10,577	10,335	9,735			8,266		9,254		10,000
International Growth and Income Fund Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-3
Account Value	$ 13,775		12,471		10,863		13,488			9,807	10,415	10,207	9,643			8,214		9,224		10,000
International Growth and Income Fund Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-2E
Account Value	$ 13,908		12,611		11,000		13,681			9,962	10,593	10,400	9,840			8,393		9,427	$ 10,000
International Growth and Income Fund Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-2
Account Value	$ 13,153		11,964		10,467		13,058			9,535	10,173	10,013	9,502			8,129		9,177		10,000
International Growth and Income Fund Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class R-1
Account Value	$ 13,218		12,022		10,522		13,120			9,578	10,215	10,053	9,539			8,161		9,195		10,000
International Growth and Income Fund Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-F-3
Account Value	$ 14,048	$ 13,273	12,643	$ 11,477	10,948	$ 13,536	13,517	$ 12,299	$ 10,000
International Growth and Income Fund Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-F-2
Account Value	$ 14,024	$ 13,251	12,629	$ 11,465	10,940	$ 13,524	13,512	$ 12,298	$ 10,000
International Growth and Income Fund Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-F-1
Account Value	$ 14,427		13,003		11,280		13,942			10,090	10,664	10,400	9,779			8,288		9,266		10,000
International Growth and Income Fund Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-T (with sales charge)
Account Value	$ 15,323		13,806		11,967		14,790			10,701	11,310	11,029	10,369	$ 9,750
International Growth and Income Fund Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-E
Account Value	$ 13,842		12,526		10,904		13,536			9,836	10,437	10,225	9,653			8,219		9,226		10,000
International Growth and Income Fund Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-C (with sales charge)
Account Value	$ 13,585		12,272		10,662		13,208			9,577	10,145	9,994	9,489			8,125		9,174		10,000
International Growth and Income Fund Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 529-A (with sales charge)
Account Value	$ 13,636		12,317		10,702		13,257			9,613	10,183	9,954	9,381			7,970		8,926		9,651
International Growth and Income Fund Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class F-3
Account Value	$ 16,499		14,845		12,845		15,851			11,450	12,079	11,761	11,040		$ 10,000
International Growth and Income Fund Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class F-2
Account Value	$ 14,541		13,098		11,345		14,013			10,135	10,705	10,433	9,804			8,306		9,273		10,000
International Growth and Income Fund Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class F-1
Account Value	$ 14,153		12,784		11,105		13,754			9,975	10,561	10,325	9,725			8,260		9,248		10,000
International Growth and Income Fund Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class T (with sales charge)
Account Value	$ 15,380		13,852		12,001		14,824			10,719	11,322	11,034	10,370	$ 9,750
International Growth and Income Fund Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class C (with sales charge)
Account Value	$ 13,341		12,047		10,466		13,058			9,536	10,176	10,018	9,509			8,139		9,181		10,000
International Growth and Income Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class A (with sales charge)
Account Value	$ 13,378		12,080		10,495		12,994			9,421	9,976	9,748	9,181			7,794		8,720		9,425
MSCI ACWI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) ex USA
Account Value	$ 14,579		$ 13,061		$ 11,587		$ 14,380			$ 10,596	$ 11,130	$ 10,988	$ 10,243			$ 8,504		$ 9,474		$ 10,000